T. ROWE PRICE Retirement Blend 2055 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  1,224 1,361 96 258,518 2,544
U.S. Treasury Long-Term Index
Fund  822 758 59 213,984 1,586
International Bond Fund (USD
Hedged)  442 562 37 113,069 976
Dynamic Global Bond Fund  264 361 26 78,541 588
U.S. Limited Duration TIPS Index
Fund  2 — — 269 2
Total Bond Funds (Cost $5,622) 5,696
EQUITY FUNDS 98.0%
T. Rowe Price Funds:
Equity Index 500 Fund  90,329 85,602 16,899 971,064 173,646
International Equity Index Fund  43,988 41,497 4,452 4,220,666 92,813
Value Fund  31,441 35,818 2,237 1,354,792 71,547
Growth Stock Fund  28,828 41,224 2,276 616,506 63,839
Real Assets Fund  19,255 18,391 5,553 2,016,574 42,328
International Value Equity Fund  16,347 15,189 2,592 1,326,454 35,310
International Stock Fund  10,478 10,945 701 949,589 21,404
Emerging Markets Discovery Stock
Fund  8,809 8,613 1,288 994,537 20,746
Emerging Markets Stock Fund  7,784 7,353 629 370,880 18,744
Mid-Cap Index Fund  10,368 9,087 2,035 806,064 18,257
Small-Cap Index Fund  7,453 7,861 1,199 886,363 16,238
Mid-Cap Value Fund  4,590 4,424 332 271,013 9,659
Mid-Cap Growth Fund  5,520 4,671 995 92,713 9,385
New Horizons Fund (3) 3,021 6,076 286 157,680 9,008
Small-Cap Value Fund  4,483 4,177 991 148,355 8,263
Total Equity Funds (Cost $525,645) 611,187

T. ROWE PRICE Retirement Blend 2055 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds  1.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 4,770 7,673 5,538 6,904,697 6,905
Total Short-Term Investments (Cost $6,905) 6,905
Total Investments in Securities 100.0%
(Cost $538,172) $ 623,788
Other Assets Less Liabilities (0.0)% (149)
Net Assets 100.0% $ 623,639
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$725 and $725, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (11) $ 14
Emerging Markets Discovery Stock Fund  (12) 4,612 769
Emerging Markets Stock Fund  10 4,236 257
Equity Index 500 Fund  1,753 14,614 1,087
Growth Stock Fund  5,506 (3,937) 53
International Bond Fund (USD Hedged)  (1) 9 19
International Equity Index Fund  (15) 11,780 2,289
International Stock Fund  1,053 682 471
International Value Equity Fund  34 6,366 850
Mid-Cap Growth Fund  406 189 54
Mid-Cap Index Fund  733 837 147
Mid-Cap Value Fund  262 977 147
New Horizons Fund  629 197 —
QM U.S. Bond Index Fund  (1) 55 57
Real Assets Fund  (40) 10,235 1,168
Small-Cap Index Fund  113 2,123 157
Small-Cap Value Fund  587 594 98
U.S. Limited Duration TIPS Index Fund  — — —
U.S. Treasury Long-Term Index Fund  (1) 65 34
Value Fund  1,737 6,525 794
U.S. Treasury Money Fund, 3.76% — — 149
Affiliates not held at period end (3) — —
Totals $ 12,749# $ 60,148 $ 8,614+
# Capital gain distributions from underlying Price funds represented $13,148 of the net realized gain (loss).
+ Investment income comprised $8,614 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2055
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1358-054Q3 02/26